Income Taxes (Income Taxes Included in The Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for doubtful accounts	$ 92	$ 140
Inventory write-down	376	339
Unearned revenue	63	243
Accrued expenses	367	393
Net operating losses (NOL) and tax credit carryforwards	4,218	5,631
Other temporary differences	113	205
Total gross deferred tax assets	5,229	6,951
Valuation allowance	(496)	(2,222)
Deferred tax asset, net of valuation allowance	4,733	4,729
Deferred tax liabilities:
Property, plant and equipment	(242)	(223)
Undistributed earnings	(424)	(433)
Deferred tax liabilities	(666)	(656)
Net deferred tax assets	4,067	4,073
Net deferred tax assets attributable to discontinued operation		$ 104